Analysis of Assets and Liabilities by Financial Instrument Classification (Tables)	12 Months Ended
Feb. 29, 2024
Analysis of Assets and Liabilities by Financial Instrument Classification [Abstract]
Schedule of Classification of Financial Assets and Financial Liabilities	The following table shows the carrying amounts and classification of financial assets and financial liabilities. The carrying amounts approximate their fair values.
		As of February 29/28
Figures in Rand thousands	Notes	2024	2023

Financial assets (at amortized cost)
Loans to related party	12	28,200	25,800
Trade and other receivables (excludes prepayments and other taxes)	11	931,495	394,152
Cash and cash equivalents	13	459,527	965,790
		1,419,222	1,385,742

Financial assets (at fair value)
Other financial assets	14	-	388

Financial liabilities (at amortized cost)
Loans from related parties	12	924	607
Trade and other payables (excludes other taxes)	19	398,153	329,481
Term loans	16	48,179	59,947
Bank overdraft	13	23,362	40
		470,618	390,075